LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.55%
Aerospace & Defense–2.61%
Lockheed Martin	30,324	$ 9,102,052
Northrop Grumman	21,903	5,905,049
		15,007,101
Beverages–2.86%
Constellation Brands Class A	52,088	9,132,589
†Monster Beverage	133,412	7,281,627
		16,414,216
Capital Markets–4.24%
Intercontinental Exchange	84,782	6,455,301
MarketAxess Holdings	7,668	1,886,941
MSCI	34,507	6,861,372
S&P Global Inc	24,772	5,215,745
TD Ameritrade Holding	79,106	3,954,509
		24,373,868
Chemicals–0.75%
Sherwin-Williams	10,067	4,335,958
		4,335,958
Electrical Equipment–0.98%
AMETEK	67,862	5,630,510
		5,630,510
Electronic Equipment, Instruments & Components–1.29%
CDW	76,654	7,387,146
		7,387,146
Entertainment–2.34%
†Netflix	25,391	9,053,415
†Spotify Technology	31,758	4,408,010
		13,461,425
Equity Real Estate Investment Trusts–2.79%
American Tower	56,067	11,048,563
Equinix	11,020	4,993,823
		16,042,386
Health Care Equipment & Supplies–3.21%
Danaher	24,507	3,235,414
†DexCom	21,022	2,503,720
†Edwards Lifesciences	58,127	11,121,439
†Penumbra	10,800	1,587,708
		18,448,281
Health Care Providers & Services–1.95%
UnitedHealth Group	45,199	11,175,905
		11,175,905
Hotels, Restaurants & Leisure–1.41%
Hilton Worldwide Holdings	97,425	8,096,992
		8,096,992
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.40%
†Markel	6,047	$ 6,024,263
Marsh & McLennan	61,259	5,752,220
Progressive	107,132	7,723,146
		19,499,629
Interactive Media & Services–9.99%
†Alphabet Class A	990	1,165,121
†Alphabet Class C	32,568	38,212,360
†Facebook Class A	86,753	14,460,857
Tencent Holdings ADR	77,417	3,559,634
		57,397,972
Internet & Direct Marketing Retail–8.76%
†Alibaba Group Holding ADR	31,616	5,768,339
†Amazon.com	19,478	34,685,449
†Booking Holdings	3,370	5,880,347
†Wayfair Class A	26,634	3,953,817
		50,287,952
IT Services–14.23%
Fidelity National Information Services	52,425	5,929,267
†FleetCor Technologies	56,610	13,959,460
†Gartner	27,931	4,236,574
Global Payments	64,694	8,832,025
Mastercard Class A	84,283	19,844,432
†PayPal Holdings	130,352	13,535,752
Visa Class A	98,378	15,365,660
		81,703,170
Life Sciences Tools & Services–1.19%
Thermo Fisher Scientific	25,011	6,846,011
		6,846,011
Pharmaceuticals–1.06%
†Elanco Animal Health	189,026	6,062,064
		6,062,064
Professional Services–5.04%
†CoStar Group	7,270	3,390,873
Equifax	59,693	7,073,621
†IHS Markit	157,979	8,590,898
TransUnion	148,215	9,906,691
		28,962,083
Road & Rail–0.26%
Canadian National Railway	16,666	1,491,274
		1,491,274
Semiconductors & Semiconductor Equipment–2.29%
†Advanced Micro Devices	225,739	5,760,859
Microchip Technology	88,801	7,366,931
		13,127,790
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–19.33%
†2U	58,030	$ 4,111,426
†Adobe Systems	40,592	10,817,362
†Autodesk	53,844	8,389,972
†DocuSign	79,700	4,131,648
Microsoft	348,781	41,135,230
†salesforce.com	62,914	9,963,690
†ServiceNow	57,648	14,209,656
SS&C Technologies Holdings	144,303	9,190,658
†Workday Class A	47,060	9,075,521
		111,025,163
Specialty Retail–5.06%
Home Depot	78,492	15,061,830
†O'Reilly Automotive	16,726	6,494,706
Ross Stores	48,416	4,507,529
TJX	56,386	3,000,299
		29,064,364
Technology Hardware, Storage & Peripherals–3.15%
Apple	95,222	18,087,419
		18,087,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.36%
NIKE Class B	31,773	$ 2,675,604
†Under Armour Class A	243,599	5,149,683
		7,825,287
Total Common Stock (Cost $313,907,878)		571,753,966

MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	1,791,738	1,791,738
Total Money Market Fund (Cost $1,791,738)		1,791,738

TOTAL INVESTMENTS–99.86% (Cost $315,699,616)	573,545,704
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	784,646
NET ASSETS APPLICABLE TO 11,277,004 SHARES OUTSTANDING–100.00%	$574,330,350

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$571,753,966	$—	$—	$571,753,966
Money Market Fund	1,791,738	—	—	1,791,738
Total Investments	$573,545,704	$—	$—	$573,545,704
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Capital Growth Fund–4